Other reserves and accumulated losses	12 Months Ended
Mar. 31, 2026
Other Reserves And Accumulated Losses
Other reserves and accumulated losses

14	Other reserves and accumulated losses

14.1 Capital reserves

	2026 USD	2025 USD
Capital reserve	387,321	203,149

As of March 31, 2026, capital reserve comprised of capital contribution of $367,189 (2025: $183,017) in respect of interest-free loans provided by the related party. At initial recognition, the loan was measured at fair value in accordance with IFRS 9, with the difference between the cash received and fair value credited directly to equity as capital contribution by the related party.

In addition, capital reserve of $20,132 as of March 31, 2026 (2025: $20,132) arose from the group reorganization and common control acquisitions of IMC St Vincent, IMC Brazil, NBI and Ionic, as detailed in note 1b. This reserve ensures that the total shareholders equity both pre- and post the transactions remains as if the entities comprising the Group have always been combined throughout both years.

14.2 Accumulated losses

Accumulated losses are the cumulative net loss of the Group sustained in the business.